Fair Value Measurements Change in Fair Value Level 3 Measurements (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Call Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	131
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	131
Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	1,600
Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ 1,600